The Hartford Mutual Funds, Inc.

690 Lee Road

Wayne, PA 19087

July 10, 2019

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc., File Nos. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 166 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains one prospectus and one statement of additional information relating to the Hartford AARP Balanced Retirement Fund (formerly, Hartford Multi-Asset Income Fund) (the “Fund”), and is being made for the purpose of incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with its review of the Fund’s registration statement and to make certain other changes to the Fund’s disclosure documents.

Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective immediately upon filing. No fee is required in connection with this filing. The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act. Please contact the undersigned at (610) 386-4068 or John V. O'Hanlon (Dechert LLP) at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Secretary

cc: John V. O'Hanlon